Basis of Presentation and Recent Accounting Pronouncements (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2015 USD ($)	Nov. 27, 2015 $ / shares	Oct. 02, 2015 USD ($)	Oct. 03, 2014 USD ($)	Oct. 02, 2015 USD ($) segment	Oct. 03, 2014 USD ($)	Apr. 03, 2015 USD ($) segment	Mar. 28, 2014 USD ($)	Mar. 29, 2013 USD ($)
Computer Sciences Corporation and Computer Sciences GS Business [Member] | Subsequent Event
Entity Information [Line Items]
Dividends paid (in dollars per share) | $ / shares		$ 10.50
Computer Sciences Corporation | Subsequent Event
Entity Information [Line Items]
Dividends paid (in dollars per share) | $ / shares		2.25
Computer Sciences Corporation | Merger With SRA International | Subsequent Event
Entity Information [Line Items]
Percent interest acquired	15.32%
Computer Sciences GS Business
Entity Information [Line Items]
Unbilled contracts receivable | $			$ 10,770		$ 10,770		$ 12,222
Number of segments | segment					2		2
Depreciation | $			$ 29,114	$ 29,242	$ 56,737	$ 58,528	$ 113,742	$ 120,394	$ 128,371
Computer Sciences GS Business | Subsequent Event
Entity Information [Line Items]
Dividends paid (in dollars per share) | $ / shares		$ 8.25
Computer Sciences GS Business | Merger With SRA International | Subsequent Event
Entity Information [Line Items]
Payments for acquisition | $	$ 390,000
Percent interest acquired	15.32%